SCHEDULE OF INVESTMENTS

ROYCE VALUE TRUST

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.7%

Communication Services – 2.0%
Diversified Telecommunication Services - 0.2%
Cogent Communications Holdings [1]	28,315	$1,752,699
Liberty Latin America Cl. C [1,2,3]	83,228	679,140
		2,431,839
Entertainment - 0.0%
IMAX Corporation [3]	37,950	733,194
Interactive Media & Services - 1.5%
Cars.com [3]	182,200	3,071,892
QuinStreet [1,2,3]	203,754	1,827,674
Shutterstock	19,826	754,379
Yelp [3]	42,925	1,785,251
Ziff Davis [1,2,3]	277,177	17,653,403
		25,092,599
Media - 0.3%
AMC Networks Cl. A [3]	37,495	441,691
John Wiley & Sons Cl. A	19,184	713,069
Magnite [3]	31,550	237,887
Scholastic Corporation	1,594	60,795
TechTarget [1,3]	44,518	1,351,567
Thryv Holdings [3]	69,985	1,313,618
		4,118,627
Wireless Telecommunication Services - 0.0%
Gogo [3]	47,177	562,822
Total		32,939,081

Consumer Discretionary – 10.1%
Automobile Components - 2.5%
Atmus Filtration Technologies [3]	57,800	1,205,130
Dorman Products [1,2,3]	106,624	8,077,834
Fox Factory Holding Corporation [3]	49,615	4,915,854
Gentex Corporation [1]	225,162	7,326,771
LCI Industries [1,2]	136,435	16,020,198
Patrick Industries [1,2]	8,181	614,066
Vitesco Technologies Group [3,4]	42,509	3,452,725
		41,612,578
Automobiles - 0.1%
Winnebago Industries	20,741	1,233,052
Broadline Retail - 0.1%
Savers Value Village [3]	80,719	1,507,024
Distributors - 0.1%
LKQ Corporation [1]	39,900	1,975,449
Pool Corporation	975	347,198
		2,322,647
Diversified Consumer Services - 0.5%
frontdoor [3]	2,485	76,016
Perdoceo Education	99,335	1,698,629
Stride [3]	37,382	1,683,311
Universal Technical Institute [3]	639,032	5,355,088
		8,813,044
Hotels, Restaurants & Leisure - 0.5%
Bloomin’ Brands [1,2]	68,620	1,687,366
Century Casinos [3]	142,462	730,830
Denny’s Corporation [3]	161,666	1,369,311
Golden Entertainment	10,243	350,106
Hilton Grand Vacations [3]	15,000	610,500
Lindblad Expeditions Holdings [3]	373,700	2,690,640
Monarch Casino & Resort	18,303	1,136,616
		8,575,369
Household Durables - 1.0%
Cavco Industries [1,3]	16,225	4,310,334
Ethan Allen Interiors [1]	57,564	1,721,164
Helen of Troy [3]	17,735	2,067,192
Installed Building Products	17,732	2,214,549
La-Z-Boy	39,655	1,224,546
M.D.C. Holdings	19,496	803,820
Skyline Champion [3]	62,291	3,969,183
TopBuild Corp. [3]	294	73,970
Tri Pointe Homes [3]	23,323	637,884
		17,022,642
Leisure Products - 0.6%
Brunswick Corporation [1,2]	85,220	6,732,380
Sturm, Ruger & Company	9,194	479,191
Vista Outdoor [3]	23,504	778,453
YETI Holdings [3]	54,967	2,650,509
		10,640,533
Specialty Retail - 3.6%
Academy Sports and Outdoors [1,2]	80,085	3,785,618
American Eagle Outfitters	52,549	872,839
America’s Car-Mart [1,2,3]	87,700	7,979,823
Asbury Automotive Group [3]	29,761	6,847,113
AutoCanada [3]	625,600	11,183,190
Barnes & Noble Education [3]	50,000	54,500
CarMax [3]	8,500	601,205
Chico’s FAS [3]	185,193	1,385,244
Five Below [1,2,3]	9,337	1,502,323
Floor & Decor Holdings Cl. A [3]	2,738	247,789
Group 1 Automotive	550	147,790
Haverty Furniture	32,056	922,572
MarineMax [3]	2,007	65,870
Murphy USA	9,882	3,376,976
ODP Corporation (The) [3]	14,640	675,636
1-800-FLOWERS.COM Cl. A [3]	76,000	532,000
OneWater Marine Cl. A [3]	124,320	3,185,078
PetMed Express	50,371	516,303
Signet Jewelers	96,148	6,904,388
Valvoline [3]	224,758	7,246,198
Williams-Sonoma	3,900	606,060
Zumiez [3]	19,643	349,645
		58,988,160
Textiles, Apparel & Luxury Goods - 1.1%
Carter’s	26,682	1,845,060
G-III Apparel Group [3]	26,802	667,906
Kontoor Brands	1,975	86,722
Movado Group	94,766	2,591,850
Ralph Lauren Cl. A	50,400	5,850,936
Steven Madden	181,150	5,755,136
Wolverine World Wide [1]	112,470	906,508
		17,704,118
Total		168,419,167

Consumer Staples – 2.6%
Beverages - 0.4%
Celsius Holdings [3]	2,500	429,000
Coca-Cola Consolidated [1]	8,000	5,090,560
National Beverage [3]	30,581	1,437,919
		6,957,479
Consumer Staples Distribution & Retail - 0.1%
PriceSmart	22,962	1,709,062
Food Products - 1.4%
Cal-Maine Foods	21,791	1,055,120
CubicFarm Systems [3]	950,000	24,480
Freshpet [1,3]	25,000	1,647,000
J G Boswell Company [4]	3,940	2,600,400
John B. Sanfilippo & Son	13,312	1,315,226
Nomad Foods [1,3]	323,600	4,925,192
Seneca Foods Cl. A [3]	205,297	11,051,137
		22,618,555
Household Products - 0.0%
Spectrum Brands Holdings	9,523	746,127
Personal Care Products - 0.6%
Inter Parfums [1]	54,243	7,287,005
Medifast	6,735	504,115
Nu Skin Enterprises Cl. A	13,864	294,055
USANA Health Sciences [3]	19,921	1,167,570
		9,252,745
Tobacco - 0.1%
Vector Group	164,246	1,747,577
Total		43,031,545

Energy – 2.6%
Energy Equipment & Services - 1.1%
Bristow Group [1,3]	219,464	6,182,301
Core Laboratories	99,484	2,388,611
Pason Systems	900,028	8,932,359
Patterson-UTI Energy	23,275	322,126
U.S. Silica Holdings [3]	38,019	533,787
		18,359,184
Oil, Gas & Consumable Fuels - 1.5%
Civitas Resources	24,708	1,998,136
CONSOL Energy [1]	18,827	1,975,141
CVR Energy	27,207	925,854
Dorchester Minerals L.P. [1]	279,148	8,109,249
Magnolia Oil & Gas Cl. A [1]	68,698	1,573,871
Northern Oil and Gas	39,199	1,576,976
Range Resources	47,745	1,547,415
REX American Resources [3]	23,090	940,225
Sitio Royalties Cl. A	60,655	1,468,458
SM Energy	22,242	881,895
World Kinect [1]	183,796	4,122,544
		25,119,764
Total		43,478,948

Financials – 18.6%
Banks - 5.1%
Ameris Bancorp [1]	38,364	1,472,794
Atlantic Union Bankshares	10,000	287,800
Axos Financial [3]	13,785	521,900
Banc of California	41,013	507,741
Bancorp (The) [3]	25,000	862,500
Bank of N.T. Butterfield & Son [1]	241,503	6,539,901
BankUnited [1]	390,977	8,875,178
Brookline Bancorp	4,646	42,325
Central Pacific Financial	50,310	839,171
Customers Bancorp [3]	58,751	2,023,972
Dime Community Bancshares	74,603	1,489,076
Eagle Bancorp	24,774	531,402
Farmers & Merchants Bank of Long Beach [4]	416	2,008,240
First Bancorp	19,000	534,660
First BanCorp (Puerto Rico)	43,960	591,702
First Bancshares (The)	97,112	2,619,111
First Citizens BancShares Cl. A	10,109	13,951,431
Fulton Financial	58,137	704,039
Hanmi Financial	172,337	2,797,029
HBT Financial	40,400	736,896
Hingham Institution for Savings	13,011	2,429,804
Home BancShares	197,617	4,138,100
HomeStreet	72,619	565,702
Hope Bancorp	147,228	1,302,968
Independent Bank Group	111,830	4,422,876
OFG Bancorp	39,357	1,175,200
Origin Bancorp	73,207	2,113,486
Preferred Bank	18,649	1,160,900
Territorial Bancorp	17	155
TowneBank	21,058	482,860
Triumph Financial [3]	35,708	2,313,521
Valley National Bancorp	221,668	1,897,478
Veritex Holdings	46,634	837,080
Virginia National Bankshares	96,671	2,933,965
WaFd	47,600	1,219,512
Webster Financial [1,2]	134,200	5,409,602
Western Alliance Bancorp [1,2]	85,609	3,935,446
		84,275,523
Capital Markets - 5.6%
Ares Management Cl. A [1]	43,500	4,474,845
Artisan Partners Asset Management Cl. A [1,2]	247,298	9,253,891
Avantax [3]	16,448	420,740
B. Riley Financial	39,200	1,606,808
Barings BDC	191,594	1,707,103
Blue Owl Capital Cl. A	55,900	724,464
Bolsa Mexicana de Valores	1,723,106	3,226,220
BrightSphere Investment Group	45,653	885,212
Donnelley Financial Solutions [1,2,3]	53,447	3,007,997
GCM Grosvenor Cl. A	767,911	5,958,989
Houlihan Lokey Cl. A [1]	72,400	7,755,488
Lazard Cl. A [1,2]	90,811	2,816,049
MarketWise Cl. A	500,000	800,000
Moelis & Company Cl. A	21,000	947,730
Morningstar [1]	18,161	4,254,033
Onex Corporation	153,900	9,045,343
P10 Cl. A	20,000	233,000
SEI Investments [1]	284,052	17,108,452
Sprott	230,880	7,032,215
Tel Aviv Stock Exchange [3,4]	221,179	1,270,261
TMX Group	336,150	7,224,162
Tradeweb Markets Cl. A	47,981	3,848,076
		93,601,078
Consumer Finance - 0.6%
Bread Financial Holdings	85,023	2,907,787
Encore Capital Group [1,2,3]	35,105	1,676,615
Enova International [3]	67,631	3,440,389
PRA Group [3]	104,469	2,006,849
		10,031,640
Financial Services - 1.6%
Banco Latinoamericano de Comercio Exterior Cl. E	73,446	1,557,055
Compass Diversified Holdings	137,336	2,577,797
ECN Capital	888,800	1,505,054
EVERTEC	41,285	1,534,976
Mr. Cooper Group [1,2,3]	19,050	1,020,318
NewtekOne	336,358	4,961,281
NMI Holdings Cl. A [3]	144,469	3,913,665
Radian Group	63,581	1,596,519
Repay Holdings Cl. A [3]	638,403	4,845,479
Shift4 Payments Cl. A [3]	50,000	2,768,500
Waterloo Investment Holdings [3,5]	2,972,000	832,160
		27,112,804
Insurance - 5.7%
Ambac Financial Group [3]	24,314	293,227
American Equity Investment Life Holding Company [1,3]	45,605	2,446,252
Assured Guaranty	227,941	13,794,989
Axis Capital Holdings	56,362	3,177,126
E-L Financial	21,650	14,202,209
Erie Indemnity Cl. A	22,600	6,639,654
First American Financial	41,672	2,354,051
Genworth Financial Cl. A [3]	458,061	2,684,237
Hagerty Cl. A [3]	435,700	3,559,669
International General Insurance Holdings	632,619	7,135,942
James River Group Holdings	109,500	1,680,825
ProAssurance Corporation [1,2]	198,675	3,752,971
RenaissanceRe Holdings	48,326	9,564,682
RLI Corp. [1]	47,193	6,413,057
Safety Insurance Group	40,945	2,792,040
Skyward Specialty Insurance Group [3]	5,000	136,800
Stewart Information Services [1]	36,135	1,582,713
White Mountains Insurance Group	8,380	12,533,882
		94,744,326
Total		309,765,371

Health Care – 9.9%
Biotechnology - 1.0%
Avid Bioservices [3]	178,000	1,680,320
Catalyst Pharmaceuticals [3]	222,407	2,599,938
Coherus BioSciences [3]	106,700	399,058
Dynavax Technologies [3]	148,827	2,198,175
Eagle Pharmaceuticals [1,3]	46,586	734,661
Ironwood Pharmaceuticals Cl. A [3]	274,624	2,644,629
PureTech Health [3,4]	175,100	386,267
REGENXBIO [3]	149,664	2,463,469
United Therapeutics [3]	10,000	2,258,700
Vanda Pharmaceuticals [3]	5,100	22,032
Vir Biotechnology [3]	102,900	964,173
		16,351,422
Health Care Equipment & Supplies - 3.6%
Atrion Corporation	1,882	777,586
Bioventus Cl. A [3]	50,000	165,000
Cutera [3]	15,650	94,213
Embecta Corp.	104,843	1,577,887
Enovis Corporation [3]	373,788	19,709,841
Haemonetics Corporation [3]	166,727	14,935,405
Integer Holdings Corporation [1,2,3]	75,700	5,937,151
Lantheus Holdings [3]	78,800	5,475,024
QuidelOrtho Corporation [3]	10,000	730,400
Surmodics [1,2,3]	161,000	5,166,490
TransMedics Group [3]	55,500	3,038,625
UFP Technologies [3]	9,302	1,501,808
Zynex [3]	40,622	324,976
		59,434,406
Health Care Providers & Services - 1.7%
Addus HomeCare [3]	16,402	1,397,286
AMN Healthcare Services [3]	40,973	3,490,080
Community Health Systems [3]	197,636	573,144
CorVel Corporation [3]	2,869	564,189
Cross Country Healthcare [3]	127,100	3,150,809
Fulgent Genetics [3]	26,851	717,996
NeoGenomics [3]	41,750	513,525
Pediatrix Medical Group [3]	72,295	918,870
Premier Cl. A	51,254	1,101,961
Privia Health Group [3]	309,400	7,116,200
Select Medical Holdings	95,900	2,423,393
U.S. Physical Therapy	62,300	5,714,779
		27,682,232
Health Care Technology - 0.3%
Doximity Cl. A [3]	30,095	638,616
Simulations Plus [1,2]	74,558	3,109,069
Veradigm [3]	128,731	1,691,525
		5,439,210
Life Sciences Tools & Services - 2.2%
Azenta [1,2,3]	219,100	10,996,629
BioLife Solutions [3]	88,877	1,227,392
Bio-Rad Laboratories Cl. A [3]	16,245	5,823,020
Bio-Techne [1]	124,547	8,477,914
Harvard Bioscience [3]	102,050	438,815
Mesa Laboratories [1,2]	44,600	4,686,122
Stevanato Group	176,429	5,243,470
		36,893,362
Pharmaceuticals - 1.1%
Cara Therapeutics [3]	202,300	339,864
Collegium Pharmaceutical [3]	17,381	388,465
Corcept Therapeutics [3]	284,829	7,760,166
Harmony Biosciences Holdings [1,3]	136,416	4,470,352
Innoviva [3]	108,269	1,406,414
Ligand Pharmaceuticals [3]	11,481	687,942
Pacira BioSciences [3]	2,158	66,207
Prestige Consumer Healthcare [3]	56,300	3,219,797
Supernus Pharmaceuticals [3]	15,522	427,942
		18,767,149
Total		164,567,781

Industrials – 26.5%
Aerospace & Defense - 1.6%
AeroVironment [3]	2,650	295,555
Ducommun [1,3]	32,334	1,406,852
HEICO Corporation [1]	31,030	5,024,688
HEICO Corporation Cl. A [1]	36,533	4,720,794
Leonardo DRS [3]	344,154	5,747,372
Magellan Aerospace	893,092	4,984,088
National Presto Industries	6,396	463,454
Woodward [1]	28,500	3,541,410
		26,184,213
Air Freight & Logistics - 0.4%
Forward Air [1]	63,360	4,355,366
GXO Logistics [3]	7,000	410,550
Hub Group Cl. A [3]	21,151	1,661,200
		6,427,116
Building Products - 1.8%
Advanced Drainage Systems	37,491	4,267,601
American Woodmark [3]	15,374	1,162,428
AZZ [1,2]	20,000	911,600
Carlisle Companies	13,700	3,551,862
CSW Industrials	44,000	7,710,560
PGT Innovations [3]	20,486	568,486
Quanex Building Products	39,648	1,116,884
Simpson Manufacturing [1]	22,600	3,385,706
UFP Industries	73,095	7,484,928
		30,160,055
Commercial Services & Supplies - 2.2%
ACV Auctions Cl. A [3]	115,800	1,757,844
Brady Corporation Cl. A [1]	266,918	14,659,137
CompX International Cl. A [1]	183,197	3,405,632
Driven Brands Holdings [3]	67,631	851,474
GFL Environmental [1]	83,595	2,654,977
Healthcare Services Group [3]	299,589	3,124,713
Heritage-Crystal Clean [1,3]	100,106	4,539,807
HNI Corporation	9,705	336,084
Montrose Environmental Group [3]	49,641	1,452,496
RB Global [1]	58,413	3,650,813
		36,432,977
Construction & Engineering - 4.7%
Ameresco Cl. A [1,2,3]	25,000	964,000
APi Group [1,3]	546,800	14,178,524
Arcosa [1]	180,450	12,974,355
Comfort Systems USA [1]	12,256	2,088,545
EMCOR Group	39,503	8,311,036
IES Holdings [1,2,3]	268,939	17,715,012
MasTec [3]	78,980	5,684,191
MYR Group [3]	8,253	1,112,174
Northwest Pipe [3]	36,049	1,087,598
Valmont Industries [1]	36,302	8,720,104
WillScot Mobile Mini Holdings Corp. [3]	141,770	5,896,214
		78,731,753
Electrical Equipment - 2.6%
Allient	23,000	711,160
Atkore [3]	41,016	6,119,177
Encore Wire	44,959	8,203,219
GrafTech International	48,796	186,889
LSI Industries	496,657	7,886,913
Powell Industries	64,393	5,338,180
Preformed Line Products	58,600	9,527,188
Vertiv Holdings Cl. A	147,417	5,483,912
		43,456,638
Ground Transportation - 1.1%
ArcBest Corporation	19,538	1,986,038
Hertz Global Holdings [3]	5,000	61,250
Knight-Swift Transportation Holdings	67,391	3,379,658
Landstar System [1]	65,833	11,648,491
RXO [3]	55,433	1,093,693
		18,169,130
Machinery - 6.6%
ATS Corporation [3]	15,150	645,820
Chart Industries [3]	27,797	4,701,029
Douglas Dynamics	95,688	2,887,864
EnPro Industries	56,488	6,845,781
ESAB Corporation [1]	156,756	11,007,406
ESCO Technologies [1]	104,967	10,962,753
Helios Technologies [1]	44,900	2,491,052
Hillman Solutions [3]	200,000	1,650,000
John Bean Technologies [1,2]	127,806	13,437,523
Kadant [1]	62,070	13,999,889
Lincoln Electric Holdings [1]	24,000	4,362,960
Lindsay Corporation [1]	70,900	8,343,512
Miller Industries	81,473	3,194,556
Mueller Industries [1]	28,209	2,120,188
RBC Bearings [3]	25,282	5,919,275
Standex International	497	72,408
Tennant Company [1]	80,500	5,969,075
Titan International [3]	78,169	1,049,810
Wabash National	22,701	479,445
Watts Water Technologies Cl. A [1]	55,000	9,505,100
		109,645,446
Marine Transportation - 0.3%
Kirby Corporation [3]	61,454	5,088,391
Passenger Airlines - 0.1%
Sun Country Airlines Holdings [3]	88,126	1,307,790
Professional Services - 2.3%
CBIZ [1,3]	43,170	2,240,523
Dun & Bradstreet Holdings	277,907	2,776,291
ExlService Holdings [3]	1,580	44,303
Exponent [1]	41,400	3,543,840
Forrester Research [1,2,3]	281,425	8,133,183
FTI Consulting [3]	1,210	215,876
Heidrick & Struggles International	17,490	437,600
Jacobs Solutions [1]	33,500	4,572,750
KBR [1]	145,632	8,583,550
Korn Ferry [1]	160,990	7,637,366
Resources Connection	58,708	875,336
TrueBlue [3]	26,363	386,745
		39,447,363
Trading Companies & Distributors - 2.8%
Air Lease Cl. A [1]	289,473	11,408,131
Applied Industrial Technologies	34,927	5,400,064
Boise Cascade [1]	19,608	2,020,408
Core & Main Cl. A [1,3]	2,532	73,048
Distribution Solutions Group [3]	47,456	1,233,856
FTAI Aviation	230,018	8,177,140
GMS [3]	11,085	709,107
Hudson Technologies [3]	115,180	1,531,894
MSC Industrial Direct Cl. A	14,383	1,411,691
Richelieu Hardware	7,800	228,444
SiteOne Landscape Supply [1,2,3]	25,000	4,086,250
Transcat [3]	93,647	9,174,597
Veritiv	4,884	824,908
		46,279,538
Total		441,330,410

Information Technology – 15.4%
Communications Equipment - 0.5%
Calix [1,3]	27,116	1,242,997
Digi International [3]	38,250	1,032,750
Extreme Networks [3]	40,911	990,455
Harmonic [3]	251,885	2,425,653
NetScout Systems [3]	106,253	2,977,209
		8,669,064
Electronic Equipment, Instruments & Components - 6.5%
Badger Meter	501	72,079
Cognex Corporation [1,2]	153,200	6,501,808
Coherent [1,3]	87,766	2,864,682
Crane NXT	152,860	8,494,430
CTS Corporation	17,532	731,786
Fabrinet [1,2,3]	111,111	18,513,315
FARO Technologies [1,2,3]	228,848	3,485,355
Insight Enterprises [3]	4,707	684,868
IPG Photonics [3]	73,976	7,511,523
Kimball Electronics [3]	115,766	3,169,673
Littelfuse [1]	20,900	5,168,988
Luna Innovations [3]	86,450	506,597
Methode Electronics	18,843	430,563
Mirion Technologies Cl. A [3]	225,000	1,680,750
NAPCO Security Technologies	6,000	133,500
PAR Technology [1,2,3]	369,239	14,230,471
PC Connection	21,259	1,134,805
Richardson Electronics	394,763	4,314,760
Rogers Corporation [3]	65,442	8,603,660
Sanmina Corporation [3]	23,505	1,275,851
Teledyne Technologies [3]	10,020	4,093,972
TTM Technologies [1,2,3]	365,912	4,712,947
Vishay Precision Group [3]	86,537	2,905,912
Vontier Corporation	206,311	6,379,136
		107,601,431
IT Services - 1.2%
Computer Task Group [3]	36,031	372,200
Hackett Group (The) [1]	429,740	10,137,567
Kyndryl Holdings [3]	401,802	6,067,210
Unisys Corporation [1,2,3]	256,698	885,608
Wix.com [3]	19,497	1,789,825
		19,252,410
Semiconductors & Semiconductor Equipment - 5.0%
Axcelis Technologies [3]	28,919	4,715,243
AXT [3]	106,100	254,640
Camtek [3]	26,300	1,637,438
Cirrus Logic [1,3]	82,550	6,105,398
Cohu [1,3]	35,638	1,227,373
Diodes [1,2,3]	76,492	6,030,629
FormFactor [3]	348,835	12,188,295
Impinj [1,2,3]	65,945	3,628,953
indie Semiconductor Cl. A [3]	61,000	384,300
Kulicke & Soffa Industries [1]	69,864	3,397,486
MaxLinear [3]	130,780	2,909,855
MKS Instruments	154,429	13,364,286
Onto Innovation [1,2,3]	99,156	12,644,373
Photronics [3]	252,571	5,104,460
Power Integrations	1,882	143,616
Rambus [3]	111,443	6,217,405
Semtech Corporation [3]	12,424	319,918
SiTime Corporation [3]	4,689	535,718
SMART Global Holdings [3]	3,349	81,548
Ultra Clean Holdings [3]	68,070	2,019,637
		82,910,571
Software - 2.1%
Adeia [1,2]	60,834	649,707
Agilysys [3]	37,500	2,481,000
Alkami Technology [3]	79,541	1,449,237
AppLovin Corporation Cl. A [3]	43,252	1,728,350
Asana Cl. A [3]	50,000	915,500
BlackLine [3]	23,894	1,325,400
Consensus Cloud Solutions [1,2,3]	22,315	561,892
Descartes Systems Group (The) [3]	5,000	366,900
E2open Parent Holdings Cl. A [3]	100,000	454,000
InterDigital [1]	14,728	1,181,775
JFrog [3]	200,000	5,072,000
Matterport Cl. A [3]	150,000	325,500
Progress Software	76,358	4,014,903
PROS Holdings [3]	80,116	2,773,616
Q2 Holdings [3]	23,553	760,055
Sapiens International	171,842	4,885,468
Sprout Social Cl. A [3]	10,000	498,800
Teradata Corporation [3]	82,497	3,714,015
Upland Software [3]	100,000	462,000
Workiva Cl. A [3]	20,711	2,098,853
		35,718,971
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology [1,3]	64,650	1,737,146
Total		255,889,593

Materials – 7.8%
Chemicals - 3.5%
AdvanSix [1]	40,479	1,258,087
American Vanguard [1]	165,294	1,806,663
Aspen Aerogels [3]	47,200	405,920
Chase Corporation [1]	49,829	6,339,744
Element Solutions [1]	618,107	12,121,078
FutureFuel Corporation	67,144	481,423
Hawkins [1]	89,940	5,292,969
Ingevity Corporation [3]	35,839	1,706,295
Innospec [1,2]	116,511	11,907,424
NewMarket Corporation	8,000	3,640,320
Quaker Houghton	83,254	13,320,640
Scotts Miracle-Gro Cl. A	7,029	363,259
		58,643,822
Containers & Packaging - 0.3%
Graphic Packaging Holding Company	106,331	2,369,054
Silgan Holdings	58,579	2,525,341
		4,894,395
Metals & Mining - 3.2%
Alamos Gold Cl. A	1,976,000	22,287,738
AMG Critical Materials [4]	14,000	420,503
Gold Fields ADR	536,500	5,826,390
Haynes International [1,2]	102,500	4,768,300
Hecla Mining	321,300	1,256,283
IAMGOLD Corporation [3]	500,000	1,075,000
Major Drilling Group International [3]	1,496,691	9,112,928
Materion Corporation	25,000	2,547,750
Newcrest Mining	33,909	535,254
Olympic Steel	27,263	1,532,453
Reliance Steel & Aluminum [1]	6,600	1,730,718
Ryerson Holding Corporation	39,374	1,145,390
TimkenSteel Corporation [3]	50,693	1,101,052
		53,339,759
Paper & Forest Products - 0.8%
Clearwater Paper [3]	25,762	933,872
Glatfelter Corporation [3]	210,400	420,800
Louisiana-Pacific	77,491	4,282,928
Mercer International	102,682	881,012
Stella-Jones	83,600	4,020,432
Sylvamo Corporation [1]	41,019	1,802,375
		12,341,419
Total		129,219,395

Real Estate – 3.1%
Diversified REITs - 0.0%
New York REIT [3,5]	15,000	166,950
Real Estate Management & Development - 3.1%
Anywhere Real Estate [3]	13,358	85,892
Colliers International Group	59,771	5,693,188
DigitalBridge Group Cl. A	4,271	75,084
Douglas Elliman	20,488	46,303
FirstService Corporation	91,672	13,341,943
FRP Holdings [1,3]	76,558	4,131,835
Kennedy-Wilson Holdings [1]	728,244	10,734,317
Marcus & Millichap [1]	299,177	8,777,853
St. Joe Company (The) [1,2]	78,800	4,281,204
Tejon Ranch [1,2,3]	313,818	5,090,128
		52,257,747
Total		52,424,697

Utilities – 0.1%
Electric Utilities - 0.1%
Otter Tail	15,695	1,191,564
Gas Utilities - 0.0%
Chesapeake Utilities	3,499	342,027
Water Utilities - 0.0%
American States Water	679	53,424
Total		1,587,015

TOTAL COMMON STOCKS
(Cost $1,393,838,856)		1,642,653,003

DIVERSIFIED INVESTMENT COMPANIES – 1.0%
Diversified Investment Companies – 0.1%
Closed-End Funds - 0.1%
Eagle Point Credit	42,054	426,848
Total		426,848

Financials – 0.3%
Investment Companies - 0.3%
iShares S&P Small-Cap 600 Growth ETF	17,700	1,941,336
ProShares Ultra SmallCap600	25,000	486,245
SPDR S&P 600 Small Cap Value ETF	38,900	2,815,193
Total		5,242,774

Materials – 0.6%
Metals & Mining - 0.6%
VanEck Junior Gold Miners ETF	319,426	10,295,100
Total		10,295,100

TOTAL DIVERSIFIED INVESTMENT COMPANIES
(Cost $17,275,188)		15,964,722

REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $41,222,764 (collateralized by obligations of U.S. Government Agencies, 0.75% due 5/31/26, valued at $42,036,194)
(Cost $41,211,946)		41,211,946

TOTAL INVESTMENTS – 102.2%
(Cost $1,452,325,990)		1,699,829,671

LIABILITIES LESS CASH AND OTHER ASSETS – (2.2)%		(36,402,639)

NET ASSETS – 100.0%		$1,663,427,032

ADR – American Depository Receipt

[1]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of September 30, 2023. Total market value of pledged securities as of September 30, 2023, was $72,257,361.
[2]	As of September 30, 2023, a portion of these securities, in the aggregate amount of $32,440,363, were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund’s revolving credit agreement.
[3]	Non-income producing.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,456,676,731. As of September 30, 2023, net unrealized appreciation for all securities was $243,152,940, consisting of aggregate gross unrealized appreciation of $394,181,009 and aggregate gross unrealized depreciation of $151,028,069. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Value Trust, Inc. (the “Fund”), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on July 1, 1986. The Fund commenced operations on November 26, 1986. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Equity securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of September 30, 2023. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,631,515,497	$10,138,396	$999,110	$1,642,653,003
Diversified Investment Companies	15,964,722	–	–	15,964,722
Repurchase Agreement	–	41,211,946	–	41,211,946

Level 3 Reconciliation:

				Unrealized Gain (Loss)
	Balance as of 12/31/22	Sales	Realized Gain (Loss)	Currently Held Securities	Securities No Longer Held	Balance as of 9/30/23
Common Stocks	$999,110	$–	$–	$0	$–	$999,110

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of September 30, 2023, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of September 30, 2023, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The Fund and BNPPI have agreed that the current maximum amount the Fund may borrow under the credit agreement is $70,000,000. The Fund has the right to further reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $150,000,000.

As of September 30, 2023, the Fund had outstanding borrowings of $35,000,000. During the nine-month period ended September 30, 2023, the Fund had an average daily loan balance of $35,000,000. As of September 30, 2023, the aggregate value of rehypothecated securities was $32,440,363.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).